LONG-TERM DEBT (Tables)	12 Months Ended
Sep. 30, 2018
Disclosure of detailed information about borrowings [abstract]
Schedule of long-term debt
SVB Term Loan

Balance, September 30, 2016	$-
Loan advance	8,000,000
Transaction costs	(387,959)
Interest paid	(436,944)
Accretion	784,583

Balance, September 30, 2017	$7,959,680

Balance, September 30, 2017	$7,959,680
Principal repaid	(1,991,378)
Interest paid	(563,298)
Accretion	911,959

Balance, September 30, 2018	$6,316,963

Current portion	$2,815,947
Long-term portion	$3,501,016